Chapman and Cutler LLP 320 South Canal Street, 27th Floor Chicago, Illinois 60606 T 312.845.3000 F 312.701.2361

July 1, 2024

Rebecca Marquigny
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: Advisors Disciplined Trust 2242 (the “Fund”)

(File No. 333-279664) (CIK# 2015391)

Ms. Marquigny:

Transmitted herewith on behalf of Advisors Asset Management, Inc. (the “Sponsor”), depositor and principal underwriter of the Fund, is Amendment No. 1 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the “Securities Act”) of units representing the ownership of interests in the AAM MLT, Large Cap Buffered 20 Portfolio Series 2024-1, a unit investment trust of the Fund (the “Trust”).

The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the “Commission”) on May 23, 2024. We received comments from the staff of the Commission in a telephone conversation between John Lee of the staff of the Commission and Matthew Wirig requesting that we make certain changes to the Registration Statement. We have addressed those comments herein and the prospectus has been revised in accordance with the comments from the staff. The following are our responses to the staff’s comments:

Comment 1: The comment requested clarification on when the blanks would be completed throughout the Registration Statement. Those blanks will all be completed with information about the final Trust terms and final Trust portfolio in a final pricing amendment made on the Trust’s inception date. The Sponsor will be seeking that the Registration Statement be declared effective on that date after the final pricing amendment is filed.

Comment 2: The comment requested that the Sponsor acknowledge that since the Trust and the Sponsor are in possession of all facts relating to the Trust’s disclosure, the Trust and Sponsor are responsible for the accuracy and adequacy of their disclosures, notwithstanding any review, comments, action or absence of action by the staff the Commission. The Sponsor acknowledges this responsibility.

Comment 3: The comment noted the disclosure referencing that the defined outcomes are based on units purchased at the Trust’s inception and held to the Trust’s mandatory termination date and asked whether unitholders will be able to purchase after the Trust’s inception date. The Sponsor confirmed that units are only anticipated to be sold on the Trust’s inception date.

Comment 4: The comment noted that the “Investment Summary—Hypothetical Return Chart” is showing some formatting issues resulting in mislabeling of the y-axis on the public filing. This appears to be a typo by the Trust’s financial printer and it has been corrected in this filing and will be corrected in all further filings.

Comment 5: The comment requested whether investment in the Trust will be limited to investment by options-qualified buyers. The Sponsor has confirmed that investment in the Trust will not be limited to investment by options-qualified buyers and does not believe that any such limitation is required by applicable law.

Comment 6: The comment requested that the Sponsor consider updating COVID-19 related disclosures in the prospectus. These disclosures have been updated in accordance with the staff’s comment.

Comment 7: The comment noted the Page 9 disclosure stating “We do not actively manage the portfolio. Except in limited circumstances, the trust will hold, and continue to buy interests in the same securities even if their market value declines” and requested clarity on whether the Trust may buy additional options after the Trust’s deposit and how that is workable in an unmanaged structure. As disclosed in the prospectus under “Understanding Your Investment—How Your Trust Works—Changing Your Portfolio” the Trust may increase in size as units are sold. This is a plain English description of the Trust’s trust indenture and consistent with the descriptions included in the registration statement for all of the Sponsor’s unit investment trusts over the past 20 years and consistent with the registration statements for all other unit investment trust sponsors. The risk disclosure language noted by the staff is simply designed to further disclose that the Trust is not actively managed and that even if securities decline in value, the Trust will continue to be unmanaged, follow the Trust’s trust indenture and be administered consistent to what is disclosed under “Understanding Your Investment—How Your Trust Works—Changing Your Portfolio”. The Sponsor additionally confirms that as noted in response to Comment 3, units are only anticipated to be sold on the Trust’s inception date and therefore the only options purchases by the Trust are anticipated to occur on the Trust’s inception date.

Comment 8: The comment requested clarification regarding what will go in for the blank line between 15 and 20% under “Percentage Change” in the “Understanding Your Investment—Hypothetical Examples” chart. That line will reflect the “Percentage Change” associated with the “Capped Return” to disclose to investors how the Trust will work at the Capped Return level.

Comment 9: The comment noted that under “Understanding Your Investment—How Your Trust Works—Changing Your Portfolio”, if the trustee sells securities to redeem units or pay Trust expenses or fees, the trustee will do so, as nearly as practicable, on a pro rata basis.  The comment requested that the Sponsor explain its process when an investor sells or redeems their units and what the consequences will be if the Trust is unable to maintain the proportional relationship.  The Sponsor intends to repurchase units when unitholders seek to sell units and hold such units until there are sufficient units held by the Sponsor to allow it to redeem units and liquidate underlying options in a manner where the proportional interest is maintained. The options for unitholders to sell or redeem units and associated process used by the Sponsor and the Trust’s trustee is described in the prospectus under “Understanding Your Investment—How to Sell Your Units”. In the unlikely event that the Sponsor is not able to do so, it could result in the Trust being unable to achieve its objective and make intended payouts at the Trust’s termination. Accordingly, the Trust’s prospectus discloses this risk under “Investment Summary—Principal Investment Strategy”, “Investment Summary—Principal Risks”, “Understanding Your Investment—Hypothetical Examples” and “Understanding Your Investment—Investment Risks”.

Comment 10: The comment requested confirmation that the Chapman and Cutler LLP legal opinion filed with the final pricing amendment will include a consent by Chapman and Cutler LLP. We confirm that consent will be included in that legal opinion.

Comment 11: The comment requested that we will send the draft exhibit filings to Mr. Lee for review in advance of the filing of the final pricing amendment. These documents will be substantially similar to the exhibits filed in prior series of Advisors Disciplined Trusts reviewed and declared effective by the staff of the Commission, but we confirm that we will submit these documents to Mr. Lee for review in advance of the filing of the final pricing amendment as soon as they are finalized.

Comment 12: The comment requested whether the powers of attorney filed as exhibits to the Registration Statement allowing Alex Meitzner to sign on behalf of the Trust’s Sponsor’s board of directors and chief financial officer is used only for this Trust’s Registration Statements or if it is also used in connection with other registration statements. The Sponsor has confirmed that the powers of attorney are not exclusively used for the registration statement for this Trust but are only used for registration statements for unit investment trusts that are series of Advisors Disciplined Trust (file no. 811-21056). The Sponsor believes this is consistent with Securities Act Rule 483.

We have been advised that the Sponsor would like to activate the Fund and have the Registration Statement declared effective in late July, or as soon as possible thereafter. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.

No notification of registration or registration statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under Investment Company Act File No. 811-21056 for Advisors Disciplined Trust are intended to be applicable to this series of the Fund.

Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934.

If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.

Very truly yours,

/s/ CHAPMAN AND CUTLER LLP
Chapman and Cutler llp